Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense (Detail) - Benefit obligations [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, %	4.22%	3.65%
Rate of increase in compensation levels, %	4.75%	5.00%
Life expectancy at 65 for a male member currently at age 65	20.6	20.7
Life expectancy at 65 for a female member currently at age 65	22.8	22.7
Average remaining service period of active employees (years)	9.7	9.0
Average duration of the defined benefit obligations 4 (years)	13.7	15.7
Other [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, %	4.17%	3.65%
Medical cost trend rate - year reaches ultimate trend rate	2037	2037
Life expectancy at 65 for a male member currently at age 65	20.4	20.0
Life expectancy at 65 for a female member currently at age 65	22.8	22.4
Average remaining service period of active employees (years)	5.1	12.2
Average duration of the defined benefit obligations 4 (years)	15.1	19.0
Other [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	6.10%	5.60%
Other [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	4.50%	4.50%